Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions of intangible assets under development	$ 9,057	$ 6,768
Transfer from intangible assets under development	$ 3,518	$ 5,237